CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses
Research and development expenses		$ 247,025	$ 129,424	$ 596,608	$ 459,940
General and administrative expenses		308,335	152,453	724,678	637,679
Total Operating Expenses		555,360	281,877	1,321,286	1,097,619
Operating Loss		(555,360)	(281,877)	(1,321,286)	(1,097,619)
Other Income/(Expense), net
Finance income/expense		1,824	(2,149)	16,364	(4,055)
Total Other Income/(Expense), net		1,824	(2,149)	16,364	(4,055)
Loss before provision for income taxes		(553,536)	(284,026)	(1,304,922)	(1,101,674)
Provision for income taxes
Net Loss		$ (553,536)	$ (284,026)	$ (1,304,922)	$ (1,101,674)
Net loss per common share
Net loss per common share, basic		$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Net loss per common share, diluted		$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted-average common shares outstanding. basic	[1]	309,567,766	437,735,093	230,124,665	437,735,093
Weighted-average common shares outstanding. diluted	[1]	309,567,766	437,735,093	230,124,665	437,735,093
Dror Ortho Design Ltd [Member]
Operating Expenses
Research and development expenses						$ 723,227	$ 350,930
General and administrative expenses						962,014	401,901
Total Operating Expenses						1,685,241	752,831
Operating Loss						(1,685,241)	(752,831)
Other Income/(Expense), net
Change in estimate of Founders claim accrual							391,886
Finance income/expense						1,742	(72,678)
Total Other Income/(Expense), net						1,742	319,208
Net Loss						(1,683,499)	(433,623)
Preferred share dividends						(720,435)	(49,143)
Net loss attributable to Common shareholders						$ 2,403,934	$ 482,766
Net loss per common share
Net loss per common share, basic						$ (19.36)	$ (4.31)
Net loss per common share, diluted						$ (19.36)	$ (4.31)
Weighted-average common shares outstanding. basic						124,156	112,102
Weighted-average common shares outstanding. diluted						124,156	112,102

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1